Finance Receivables Undiscounted Future Cash Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Sales-type and Direct Financing Leases, Lease Receivable, Maturity [Table Text Block]
The amounts contractually due on finance lease receivables at December 31 were as follows (in millions):

2019
2020	$1,911
2021	1,853
2022	1,418
2023	673
2024	83
2025	—
Total future cash payments	5,938
Less: Present value discount	(287)
Finance lease receivables	$5,651

The reconciliation from finance lease receivables to finance leases, gross and finance leases, net at December 31 is as follows (in millions):

2019
Finance lease receivables	$5,651
Unguaranteed residual assets	2,795
Initial direct costs	120
Finance leases, gross	8,566
Unearned interest supplements from Ford and affiliated companies	(363)
Allowance for credit losses	(17)
Finance leases, net	$8,186

Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, 2020	$ 1,911
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, 2021	1,853
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, 2022	1,418
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, 2023	673
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, 2024	83
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, 2025	0
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received	5,938
Sales-type and Direct Financing Leases, Lease Receivable, Undiscounted Excess Amount	(287)
Sales-type and Direct Financing Leases, Lease Receivable	5,651
Sales-type Lease, Unguaranteed Residual Asset	2,795
Deferred Costs, Leasing, Gross	120
Related Party Transaction Unearned Interest Supplements From Transactions With Related Party	(363)
Financing Receivable, Allowance for Credit Loss	(513)	$ (589)	$ (597)
Financing Receivable, after Allowance for Credit Loss	114,317	118,814
Sales Type and Direct Financing Lease Revenue	380	375
Finance leases [Domain]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Allowance for Credit Loss	(17)
Financing Receivable, after Allowance for Credit Loss	8,186	8,426
Consumer Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Allowance for Credit Loss	(496)	(566)	$ (582)
Financing Receivable, after Allowance for Credit Loss	73,479	75,673
Consumer Portfolio Segment [Member] | Finance Lease [Member]
Financing Receivable, Impaired [Line Items]
Sales-type and Direct Financing Leases, Lease Receivable	8,566	$ 8,748
Finance Receivable Before Unearned Interest Supplements	$ 8,566